Stockholders' Equity and Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2011
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stockholders' Equity and Accumulated Other Comprehensive Loss

Note 12

Stockholders’ Equity and Accumulated Other Comprehensive Loss

On October 31, 2011, the Board of Directors extended through October 31, 2012, the share repurchase program previously approved on November 6, 2009 and originally set to expire on October 31, 2011.  Under this share repurchase program, Seaboard is authorized to repurchase from time to time up to $100,000,000 market value of its Common Stock in open market or privately negotiated purchases which may be above or below the traded market price.  During the period that the share repurchase program remains in effect, from time to time, Seaboard may enter into a 10b5-1 plan authorizing a third party to make such purchases on behalf of Seaboard.  The stock repurchase will be funded by cash on hand.  Shares repurchased will be retired and resume the status of authorized and unissued shares. All stock repurchased will be made in compliance with applicable legal requirements and the timing of the repurchases and the number of shares repurchased at any given time will depend upon market conditions, compliance with Securities and Exchange Commission regulations and other factors.  The Board’s stock repurchase authorization does not obligate a specific amount of common stock and the stock repurchase program may be suspended at any time at Seaboard’s discretion. As of December 31, 2011, $60,035,000 remains available for repurchase under this program. Seaboard used cash to repurchase, 5,282, 20,879 and 3,668 shares of common stock at a total price of $9,971,000, $29,994,000 and $3,370,000 in 2011, 2010 and 2009, respectively.

Seaboard did not pay any dividends in 2011 and currently does not intend to declare or pay any dividends during 2012 as there was a prepayment of the annual 2011 and 2012 dividends in December 2010.

The components of accumulated other comprehensive loss, net of related taxes, are summarized as follows:

	December 31,
(Thousands of dollars)	2011	2010	2009

Cumulative foreign currency translation adjustment	$(93,669)	$(81,280)	$(77,576)
Unrealized gain (loss) on investments	(311)	445	2,579
Unrecognized pension cost	(62,085)	(43,072)	(39,789)

Accumulated other comprehensive loss	$(156,065)	$(123,907)	$(114,786)

The foreign currency translation adjustment primarily represents the effect of the Argentine peso currency exchange fluctuation on the net assets of the Sugar segment. At December 31, 2011, the Sugar segment had $215,921,000 in net assets denominated in Argentine pesos and $4,608,000 in net assets denominated in U.S. dollars in Argentina.  At December 31, 2010, the Sugar segment had $187,305,000 in net assets denominated in Argentine pesos and $41,576,000 in net liabilities denominated in U.S. dollars in Argentina.

With the exception of the provision related to the foreign currency translation gains and losses discussed above, which are taxed at a 35% rate, income taxes for components of accumulated other comprehensive loss were recorded using a 39% effective tax rate. For 2011 and 2010, the unrecognized pension cost includes $20,362,000 and $13,231,000, respectively, related to employees at certain subsidiaries for which no tax benefit has been recorded.